Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0000230557
Registrant Name	SELECTIVE INSURANCE GROUP INC
Registration File Number	333-279815
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES